MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                               September 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: GOVERNMENT OBLIGATIONS FUND
         PRIME OBLIGATIONS FUND
         TAX-FREE OBLIGATIONS FUND
         TREASURY OBLIGATIONS FUND
         AUTOMATED CASH MANAGEMENT TRUST
         GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
         AUTOMATED GOVERNMENT MONEY TRUST
         TRUST FOR U.S. TREASURY OBLIGATIONS
         PRIME VALUE OBLIGATIONS FUND
         PRIME CASH OBLIGATIONS FUND
         MUNICIPAL OBLIGATIONS FUND
         MONEY MARKET TRUST
         FEDERATED MASTER TRUST
         TRUST FOR GOVERNMENT CASH RESERVES
         TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
         (collectively the "Funds)
         (portfolios of Money Market Obligations Fund)
         1933 Act File No. 33-31602
         1940 ACT FILE NO. 811-5950
         ---------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated September 30, 2000, that would have been filed under Rule 497(c), does not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 46 on September 27, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-7404.

                                          Respectfully,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary